07072756

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

CERTNAS 1- 33595

By Facsimile and First Class Mail

July 31, 2007

RECD S.E.C.
JUL 3 1 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 31, 2007 The Nasdaq Stock Market (the "Exchange") received from Smart Balance, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.0001 per share

Common Stock Purchase Warrants

Units

PROCESSED
AUG 0 1 2007
THOMSON
FINANCIAL

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END